Gain on sale of development properties	12 Months Ended
Dec. 31, 2025
Gain On Sale Of Development Properties [Abstract]
Gain on sale of development properties
17.	Gain on sale of development properties
Gain on sale of development properties for the years ended December 31, 2023, 2024 and 2025 were RMB2,283 million, RMB1,527 million and RMB387 million, respectively, which were mainly derived from disposals of logistics facilities to Real Estate Investment Trust (“REIT”) and several private funds, which can be mainly classified into core funds (collectively, “Property Funds”). The overview of the major funds is listed below.
Core funds
In 2018, the Group established JD Property to manage the expanding logistics facilities and other real estate properties. Over the course of the years, JD Property established several phases of core funds (the “Core Funds”) together with certain third-party investor(s). JD Property serves as the general partner and committed 10%-20% of the total capital of each core fund as the limited partner, and the third-party investor(s) committed the remaining 80%-90%.
Furthermore, the Group entered into definitive agreements with each of the Core Funds, pursuant to which the Group will dispose of certain modern logistics facilities to the Core Funds, and concurrently lease back these completed facilities for operational purposes with an initial lease term of 4 to 10 years. The annual rent for the completed facilities is set at fair market rent for the initial lease term and will be adjusted based on the growth rate of fair market rent at the beginning of each subsequent 5 years’ period. The Group may choose to renew the lease upon the expiry of the initial lease agreement if the adjusted rental rate is acceptable. The lease back transaction is accounted for under ASC 842 as operating lease, and the ROU assets and operating lease liabilities were recorded accordingly. The Core Funds used leverage to finance the purchase, and the closing of the purchase is subject to certain conditions, including the availability of debt financing.
The investment committee of each of the Core Funds, which comprises the representatives from JD Property and the third-party investor(s), oversees the key operations of each fund, respectively. Given the control over the Core Funds is shared between JD Property and the third-party investor(s), JD Property does not consolidate the Core Funds and investments in the Core Funds are accounted for using the equity method as JD Property obtained significant influence by the rights to nominate no more than half of the members of each investment committee.
The closing conditions for each asset group of completed logistics facilities were considered met when each of the Core Funds signed definitive facility agreements with bank consortium to finance the purchase, respectively. As of each respective year-end,
all or certain of logistics facilities under asset groups related to different core funds have been completed and satisfied hand-over condition. Therefore, the Group recorded disposal gain related to the Core Funds of RMB1,764 million, RMB1,527 million and RMB387 million for the years ended December 31, 2023, 2024 and 2025, respectively, which represent the excess of cash consideration of the net assets, including the consideration received and expected to receive, over the carrying value of the net assets disposed as of the disposal date.
REIT
In December 2022, the REIT jointly established by the Group and Harvest Fund Management Co., Ltd., became the first of its kind in the private sector in China that received formal approval from China’s Securities Regulatory Commission. On February 8, 2023, the REIT was listed on the Shanghai Stock Exchange, and raised proceeds for over RMB1.7 billion. The
Group
subscribed 34% of the units issued by the REIT amounted to RMB597 million and accounted for the investments in the REIT using the equity method as the Company obtained significant influence but no power to control the key activities determined in the general meeting of the REIT.
In February 2023, the
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 transferred certain logistics facilities to the REIT and recorded a disposal gain of RMB519 million, which represents the difference between cash consideration and the carrying value of the net assets for the asset groups disposed and concurrently leased back all these logistic facilities for operational purpose with an initial lease term of 5 to 6 years. Upon the disposal, the logistics facilities leased back from the REIT were accounted for under ASC 842 as operating lease, and the right-of-use
assets and operating lease liabilities were recorded accordingly.